PURSUANT TO RULE 497(E)
                                                      REGISTRATION NO. 333-11283

                         SUNAMERICA FOCUSED SERIES, INC.

                       Focused Multi-Cap Growth Portfolio
                        Focused Multi-Cap Value Portfolio
                               (the "Portfolios")


              SUPPLEMENT DATED NOVEMBER 21, 2006, TO THE PROSPECTUS DATED FEBRUARY 28, 2006, AS SUPPLEMENTED NOVEMBER 15, 2006

         Effective November 21, 2006, the name of the Focused Multi-Cap Growth Portfolio and the Focused Multi-Cap Value Portfolio are changed to "Focused Growth Portfolio" and "Focused Value Portfolio," respectively. There are no changes to the investment policies or strategies of the Portfolios.


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                         SUNAMERICA FOCUSED SERIES, INC.
                       Focused Multi-Cap Growth Portfolio
                        Focused Multi-Cap Value Portfolio
                                  (the "Portfolios")

       SUPPLEMENT DATED NOVEMBER 21, 2006, TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2006, AS SUPPLEMENTED SEPTEMBER 12, 2006

         Effective November 21, 2006, the name of the Focused Multi-Cap Growth Portfolio and the Focused Multi-Cap Value Portfolio are changed to "Focused Growth Portfolio" and "Focused Value Portfolio," respectively. There are no changes to the investment policies or strategies of the Portfolios.